Employee benefits	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Employee benefits
14	Employee benefits

(a)	Composition

	2025	2024
	US $ in millions

Present value of obligations (see section (f) below)	62.3	56.4
Fair value of the plan assets (see section (f) below)	(29.7)	(27.3)
Recognized liability for defined benefit obligations	32.6	29.1
Termination benefit-liability for early retirement	11.6	3.1
Other long-term benefits	19.2	15.3
Total non-current	63.4	47.5
Presented as current liabilities:
Liability for annual leave	10.9	10.9
Current portion of liability for early retirement	4.2	1.7
Total current (Note 15)	15.1	12.6

Total employee benefits	78.5	60.1

(b)	Defined contribution pension plans

According to the Israeli Severance Pay Law - 1963, an employee who is dismissed, or who reaches the retirement age, is entitled to severance payments, in a sum equal, in essence, to 8⅓% of his last monthly salary multiplied by the actual months of employment (hereinafter – “Severance Obligation”). With respect to some of its employees, the Group makes such payments replacing its full Severance Obligation regarding those employees and, therefore, treats those payments as if they were payments to a defined contribution pension plan. With respect to the remaining employees, the Group makes such payments replacing only (6%)/(8⅓%) of the respective Severance Obligation. Therefore, the Company treats those payments as payments to a defined contribution pension plan and treats the remainder (2⅓%)/(8⅓%) as payments to a defined benefit pension plan. The Group’s payments in respect of the above-mentioned, as well as in respect of other defined contribution plans, during the years ended December 31, 2025, 2024 and 2023, were US$ 15.5 million, US$ 13.1 million and US$12.5 million, respectively.

(c)	Defined benefit pension plans

(i)
The post-employment liability included in the statement of financial position represents the balance of liabilities not covered by deposits and/or insurance policies in accordance with the existing labour agreements, the Severance Pay Law and the salary components which Management believes entitle the employees to receipt of compensation. To cover their pension and severance liabilities, the Company and certain of its subsidiaries make regular deposits with recognized pension and severance pay funds in the employees’ names and purchase insurance policies.

The reserves in severance pay funds include accrued linkage differentials (for Israeli CPI), interest accrued and are deposited in banks and insurance companies.

(ii)
Group retirees receive, in addition to the pension payments, benefits which consist mainly of a periodical holiday gifts and reduced- cost vouchers. The Group’s liability in respect of these benefits accumulates during the employees’ service period. The contractual costs are in respect of the post-employment period, based on an actuarial calculation for existing retirees and for the serving employees entitled to this benefit according to their contractual retirement age.

(d)	Other long-term employee benefits

(i)	Provision for annual absence

Under labour agreements, employees retiring on pension are entitled to certain compensation in respect of unutilised annual absence. The provision was measured based on actuarial calculations. The actuarial assumptions applied include those noted in section (g) below, as well as assumptions based on the Group’s experience according to the likelihood of payment of annual absence pay at retirement age.

(ii)	Company participation in education fees for children of employees studying in higher educational institutions

Under the labour agreement, employees are entitled to the participation of the Company in education fees for their children. The provision was measured based on actuarial calculations, by applying actuarial assumptions included in section (g) below, as well as assumptions based on the Company’s experience according to the likelihood of payment of educational fees.

(e)	Benefits in respect of voluntary early retirement

According to agreements reached with certain employees who retired early, these employees are entitled to a pension from the Group until they reach regular retirement age. A provision, computed based on the present value of the early retirement payments, is included in the Consolidated Statement of Financial Position.

(f)	Movement in the present value of the defined benefit pension plans obligation and assets

	2025	2024
	US $ in millions

Defined benefit obligation at January 1	56.4	54.1
Benefits paid by the plan	(4.9)	(4.0)
Service cost and interest incurred	6.0	4.9
Foreign currency exchange changes	6.0	(1.3)
Actuarial losses recognized in other comprehensive income	(1.2)	2.7
Defined benefit obligation at December 31	62.3	56.4

	2025	2024
	US $ in millions

Fair value of plan assets at January 1	27.3	27.1
Contribution paid by the Group	1.2	0.9
Benefits paid by the plan	(2.8)	(2.2)
Return on plan assets	1.5	1.2
Foreign currency exchange changes	2.1	(0.7)
Actuarial gain recognized in other comprehensive income	0.4	1.0
Fair value of plan assets at December 31	29.7	27.3

Plan assets composition

	2025	2024
	US $ in millions

Equity instruments	9.0	8.7
Debt instruments	15.0	13.0
Cash and deposits	2.3	2.5
Other	3.4	3.1
	29.7	27.3

(g)	Actuarial assumptions

The main actuarial assumptions at the reporting date are detailed below:

(i)	Annual resignation and dismissal rates were determined on the basis of the past experience of the Group.

(ii)	Assumptions regarding future benefits growth were made based on the Group's experience and management's assessments.

(iii)	Assumptions regarding future mortality are based on published statistics and mortality tables.

(iv)	The relevant discount rates in 2025, 2024 and 2023 ranged between 4.1%-5.1%, 3.2%-5.7%, and 3.7%-6.0%, respectively.

(v)
The overall long-term annual rate of return on assets applied in 2025, 2024 and 2023 ranged between 4.1%-5.4%, 3.2%-5.6% and 3.7%-5.7%, respectively. The long-term annual rate of return addresses the portfolio as a whole, based exclusively on historical returns, without adjustments.

(h)
As at December 31, 2025, the weighted average duration of the defined benefit plans obligation was 8.7 years (as at December 31, 2024 - 9 years). In 2026, the Group expects to pay approximately US$ 1.1 million in contributions to the funded defined benefit pension plan.

(i)
The Company’s Board of Directors approved compensation plans for the Group's employees and management (the "Plans"), payable as cash bonuses, in respect of each of the years 2025, 2024 and 2023. The payment of cash bonuses under the Plans was subject to the satisfaction of certain pre-conditions, such as profitability and minimum EBITDA, while the actual bonus payable to each participant under the Plans is based on each participant's meeting of certain key performance indicators (determined based on the overall performance of the Group and the individual performance of each participant). The accrual for bonuses is presented within the current liabilities.

(j)
In 2020, the Company's Board of Directors approved the adoption of the 2020 share incentive plan, pursuant to which the Company may grant share-based awards. The Company’s Board of directors further approved the reservation of ordinary shares of the Company, which shall be available for issuance under its Share Option Plans, in a maximal aggregated amount of 4,200,000 ordinary shares.

In respect of options to purchase ordinary shares, granted further to the above-mentioned plans, see Note 12(c).